SHARE- BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Compensation Cost of Equity-Based Awards
	Six months ended June 30,
	2021	2020
	Unaudited

Research and development, net	$532	$1,404
Business development	269	897
General and administrative	288	488

	$1,089	$2,789

Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Expense Recognized in Financial Statements
	Six months ended June 30,
	2021	2020
	Unaudited

Share-based compensation - Attributable to equity holders of the Company	$234	$68
Share-based compensation - Attributable to non-controlling interests	855	2,721
	$1,089	$2,789

Schedule of Number of Share Options
	2021		2020
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	4,030,702	6.24	4,335,017	7.08
Granted	217,500	6.27	790,000	1.10
Exercised	(136,383)	2.96	-	-
Forfeited	(360,980)	10.50	(807,468)	6.95
Outstanding on June 30,	3,750,839	6.42	4,317,549	5.99
Exercisable at June 30,	2,417,326	7.67	2,511,019	8.74

Subsidiaries Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Number of Share Options
	2021		2020
	Number of options*	Weighted average exercise prices* ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	1,798,780	0.90	460,038	0.13
Granted	431,851	4.71	775,848	1.94
Exercised	-	-	-	-
Forfeited	(16,485)	0.20	(40,484)	0.20
Outstanding on June 30,	2,214,146	1.65	1,195,402	1.31
Exercisable at June 30,	1,007,821	0.63	502,257	0.17

*) Retroactively reflect the 1:10 ordinary share split implemented on June 8, 2021, in Canonic Ltd.